COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	[1]
Disclosure of subsidiaries [line items]
Capital commitments	$ 300
Operating commitments	9,800
Amount of demand notice for customs related findings	2,300
RESTRICTED CASH	2,131	$ 2,082
Wassa
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	$ 13,700
Mineral revenue, royalties	5.00%

[1]	Please refer to Note 28 for information on revised prior period comparatives.